FINANCIAL RISK MANAGEMENT - Fair value estimation (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Level 1
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	$ 10,247	$ 7,422
Level 2
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	0	0
Level 3
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, fair value	0	0
FVTPL
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	10,247	7,422
Amortized cost
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	5,720,713	9,525,937
Cash and cash equivalents | Level 1
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	0	0
Cash and cash equivalents | Level 2
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	0	0
Cash and cash equivalents | Level 3
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, fair value	0	0
Cash and cash equivalents | FVTPL
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	0	0
Cash and cash equivalents | Amortized cost
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	555,712	907,551
Short-term investments | Level 1
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	0	0
Short-term investments | Level 2
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	0	0
Short-term investments | Level 3
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, fair value	0	0
Short-term investments | FVTPL
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	0	0
Short-term investments | Amortized cost
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	5,165,001	8,618,386
Marketable securities | Level 1
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	10,247	7,422
Marketable securities | Level 2
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	0	0
Marketable securities | Level 3
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, fair value	0	0
Marketable securities | FVTPL
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	10,247	7,422
Marketable securities | Amortized cost
Disclosure About Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, carrying value	$ 0	$ 0